Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preferred Shares - CAD ($) shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)	4.37%	4.57%	5.21%
Shares outstanding (in shares)	12,000			12,000	26,000	36,000
Issued capital	$ 113			$ 113	$ 356	$ 519
Purchased and cancelled (in shares)				(14,000)	(10,000)
Purchased and Cancelled				$ (243)	$ (163)
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)				2.58%
Shares outstanding (in shares)	10,740			10,740
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)				4.39%
Shares outstanding (in shares)	1,260			1,260